Leases	12 Months Ended
Dec. 31, 2011
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]

Note 21:      Leases

The Company’s subsidiaries, The State Bank and Trust Company and RDSI Banking Systems, have several non-cancellable operating leases for business use that expire over the next ten years. These leases generally contain renewal options for periods of five years and require the lessee to pay all executory costs such as taxes, maintenance and insurance. Aggregate rental expense for these leases was $441,225, $436,545 and $467,105 for the years ended December 31, 2011, 2010 and 2009, respectively.

Future minimum lease payments under operating leases are:

2012	323,711
2013	304,702
2014	221,600
2015	65,000
2016	69,579
Thereafter	285,833

Total minimum lease payments	$1,270,425

RDSI has entered into an operating lease with an individual effective October 1, 2008 for various office space. Total monthly rent expense under this agreement is $700. The lease will remain in effect until either party terminates following a sixty day grace period.

Also, The State Bank and Trust Company has entered into an operating lease with Remax Reality for various office storage. The total monthly rent expense under the agreement is $500. The lease will remain in effect until either party terminates following a thirty day grace period.